Discontinued Operations Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations [Abstract]
Disposal Group, Including Discontinued Operation, Revenue	$ 1,499	$ 2,808	$ 2,973
Disposal Group, Including Discontinued Operation, Operating Expense	1,025	1,105	1,191
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	$ 474	$ 1,703	$ 1,782